245 Summer Street

Fidelity® Investments

Boston, MA 02210

April 2, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Greenwood Street Trust (the trust): File Nos. 333-261594 and 811-23762

Fidelity Equity Market Neutral Fund

Fidelity Hedged Equity Fund

Fidelity Risk Parity Fund

Fidelity SAI Convertible Arbitrage Fund

Fidelity SAI Managed Futures Fund

Fidelity SAI Merger Arbitrage Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust